Net interest income	12 Months Ended
Dec. 31, 2025
Interest income1 [Abstract]
Net interest income	Net interest income
21.1. Interest income

	2025	2024	2023
Interest from commercial papers and notes	936,559,886	762,890,456	952,693,896
Interest from government securities	813,984,609	835,435,997	3,290,206,169
Interest from credit card loans	784,477,707	568,139,062	803,661,172
Interest from consumer loans	757,233,199	401,920,077	373,169,446
Interest from other loans	545,679,227	325,990,376	486,600,151
Interest from overdrafts	459,785,211	398,613,271	504,122,894
CER clause adjustment (1)	377,730,451	1,301,945,014	1,085,457,592
UVA clause adjustment (2)	180,275,695	290,768,978	319,910,898
Interest from pledge loans	147,917,688	81,996,072	105,405,119
Interest from loans for the prefinancing and financing of exports	115,867,339	21,916,652	6,888,212
Interest on loans to the financial institutions	72,744,244	22,095,661	18,348,721
Interest from mortgage loans	36,002,504	20,174,400	18,510,280
Interest from financial leases	16,891,440	17,042,378	27,087,723
Interest from private securities	4,425,625	5,733,351	9,921,173
Premium for reverse repurchase agreements	293,225	1,112,693,899	1,112,100,220
Other financial interest income	46,530,074	10,458,576	6,734,255
TOTAL	5,296,398,124	6,177,814,220	9,120,817,921
(1)CER (Reference stabilization coefficient) adjustment clause based on the variation of the consumer price index.
(2)UVA (Purchasing Value Unit): It is a unit of measure that is updated daily according to the CER.
21.2. Interest expenses

	2025	2024	2023
Interest from time deposits	1,908,545,742	1,393,518,433	3,333,345,256
Interest from current accounts deposits	345,796,839	625,752,727	892,453,109
Interest from other financial liabilities	139,874,624	28,621,067	13,257,467
Interest from bank loans	120,259,285	55,224,623	72,491,430
Premium for reverse repurchase agreements	26,679,410	1,066,557	71,578
UVA clause adjustment (1)	14,186,559	175,464,814	122,418,032
Borrowing surety bond transactions	10,268,952	15,654,376	—
Interest from savings accounts deposits	8,077,793	24,119,382	20,500,688
Interest on the lease liability	5,009,579	5,394,272	4,867,434
TOTAL	2,578,698,783	2,324,816,251	4,459,404,994
(1)UVA (Purchasing Value Unit): It is a unit of measure that is updated daily according to the CER.